Selling expense (Tables)	12 Months Ended
Dec. 31, 2024
Selling Expense [Abstract]
Disclosure Of Detailed Information Of Selling Expenses
The components of selling expense for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022

Payroll and employee related expenses	$17,099	$17,197	$17,321
Overhead (dues, professional fees, credit card fees, etc.)	14,217	11,718	10,469
Travel, entertainment, and other employee expense	1,745	1,696	1,417
Other selling expenses	562	398	731
Total selling expense	$33,623	$31,009	$29,938